Schedule of Investments
May 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.56%
Alabama–1.47%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,950	$7,864,704
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	4,000	4,171,444
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	10,250	10,286,606
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(c)(d)	5.50%	01/01/2028	1,390	764,500
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(c)(d)	5.50%	01/01/2043	21,290	11,709,500
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(c)(d)	6.88%	01/01/2043	4,470	2,458,500
Series 2011 A, RB(c)	7.50%	01/01/2047	2,600	1,430,000
Series 2012 A, RB(c)	5.63%	01/01/2042	6,575	3,616,250
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	10,000	10,104,428
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,125,687
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,019,683
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	8,900	8,366,269
Series 2024, RB(b)	4.75%	12/01/2054	21,655	19,566,702
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	10,000	10,322,676
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,800	4,009,877
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,100	5,024,729
				105,841,555
American Samoa–0.20%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,439,255
Arizona–2.83%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(e)	5.00%	07/01/2039	1,000	974,049
Series 2022, RB(e)	5.25%	07/01/2052	500	463,947
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	6.00%	07/01/2037	15,760	16,144,076
Series 2017, Ref. RB(e)	6.00%	07/01/2047	15,000	15,178,078
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(e)	5.13%	07/01/2037	1,180	1,183,151
Series 2017 D, Ref. RB(e)	5.00%	07/01/2051	3,300	3,031,303
Series 2017 G, Ref. RB(e)	5.00%	07/01/2051	1,000	918,577
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(e)	5.00%	07/01/2043	1,000	948,696
Series 2023, RB(e)	5.25%	07/01/2053	1,000	925,282
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(e)	5.70%	07/01/2047	9,730	9,755,849
Series 2016, RB(e)	5.80%	07/01/2052	4,920	4,932,482
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(e)	5.00%	07/01/2039	1,000	957,741
Series 2019 A, RB(e)	5.00%	07/01/2049	4,000	3,579,067
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	5.00%	07/01/2039	2,635	2,501,268
Series 2019, RB(e)	5.00%	07/01/2054	6,210	5,411,406
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	4,905	4,868,765
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	1,015	1,018,870
Series 2018 A, RB(e)	5.50%	12/15/2048	3,265	3,229,150
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(f)	4.00%	02/01/2050	15,285	12,594,733
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	$8,000	$7,535,351
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,480	1,377,655
Series 2017, Ref. RB	5.00%	11/15/2036	2,845	2,210,251
Series 2017, Ref. RB	5.00%	11/15/2040	3,985	2,891,701
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,343,105
Series 2018, RB	5.00%	11/15/2053	5,970	4,117,328
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(b)(e)	4.00%	10/15/2047	15,700	13,015,043
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2054	950	862,018
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,475	2,473,841
Series 2016, Ref. RB(e)	5.00%	07/01/2047	1,525	1,372,607
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,824,504
Series 2023, RB(e)	6.25%	07/01/2053	1,900	1,812,732
Series 2023, RB(e)	6.38%	07/01/2058	1,250	1,201,996
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The);
Series 2015, Ref. RB(e)	5.00%	07/01/2045	3,515	3,331,649
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	2,125	2,005,132
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	1,550	1,462,567
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(e)	5.00%	07/01/2045	1,845	1,739,029
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(e)	9.50%	04/01/2052	7,900	6,750,023
Pima (County of), AZ Industrial Development Authority (The) (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	545	543,972
Series 2006, RB	5.80%	12/01/2036	4,385	4,123,007
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	2,370	2,370,799
Series 2015, Ref. RB(e)	5.63%	06/15/2045	3,500	3,490,693
Series 2019, Ref. RB(e)	5.00%	06/15/2052	6,050	5,333,989
Series 2022, Ref. RB(e)	4.00%	06/15/2051	8,800	6,678,969
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(e)	5.50%	05/01/2040	1,125	1,074,676
Series 2020, Ref. RB(e)	5.75%	05/01/2050	5,000	4,741,584
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools); Series 2019, RB(e)	5.00%	07/01/2049	1,500	1,342,150
Pima (County of), AZ Industrial Development Authority (The) (Premier Charter High School);
Series 2016 A, Ref. RB(e)	7.00%	07/01/2045	2,977	2,478,314
Series 2016 B, Ref. RB(g)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(g)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(e)	7.00%	09/01/2037	2,978	2,978,161
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	12,000	12,465,001
Sierra (City of), AZ Vista Industrial Development Authority; Series 2024, Ref. RB(e)	6.13%	06/01/2057	6,000	5,537,681
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2059	2,660	2,380,260
				203,926,472
Arkansas–0.44%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	20,090	19,998,796
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	11,500	11,631,822
				31,630,618
California–8.97%
California (State of); Series 2023, GO Bonds(f)	5.25%	09/01/2053	15,000	15,819,450
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(a)	5.25%	10/01/2031	4,250	4,401,810
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	$12,780	$2,325,963
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(f)	5.00%	05/01/2045	15,000	16,321,665
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(f)	5.00%	11/01/2047	10,000	10,662,243
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(e)	9.50%	01/01/2035	33,395	32,368,828
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021, RB(e)(h)	0.00%	01/01/2061	49,965	3,572,577
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(e)	5.25%	01/01/2045	2,500	2,370,397
Series 2025 A, RB(e)	5.38%	01/01/2055	1,000	932,341
Series 2025 A, RB(e)	5.50%	01/01/2060	5,450	5,127,089
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,363,094
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(e)	6.63%	01/01/2032	630	612,350
Series 2012, RB(e)	6.88%	01/01/2042	1,465	1,366,001
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	3,560	3,403,753
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(i)	5.25%	11/01/2052	3,000	3,027,597
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2037	13,500	13,499,037
Series 2012, RB(b)(e)	5.00%	11/21/2045	18,260	17,294,236
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	5.00%	11/15/2046	2,000	1,814,835
Series 2021, RB(e)	5.00%	11/15/2051	1,810	1,579,680
Series 2021, RB(e)	5.00%	11/15/2056	1,160	996,250
California (State of) Public Works Board (Various Capital); Series 2025, RB	5.00%	04/01/2050	10,000	10,320,937
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(e)	5.00%	08/01/2050	1,200	1,112,531
Series 2022, RB(e)	5.00%	08/01/2052	2,875	2,643,461
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(e)	5.00%	08/01/2032	660	681,821
Series 2022, Ref. RB(e)	5.38%	08/01/2042	1,150	1,175,442
Series 2022, Ref. RB(e)	5.75%	08/01/2052	1,160	1,190,778
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2058	500	441,262
California (State of) Statewide Communities Development Authority;
Series 2022, RB (INS - AGI)(f)(i)	5.38%	08/15/2057	10,000	10,131,113
Series 2025, RB	3.54%	02/20/2041	15,750	14,038,898
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(a)(e)(j)	6.13%	06/19/2025	1,890	1,892,637
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(e)	6.75%	06/01/2045	6,300	6,069,743
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(i)	5.25%	08/15/2052	2,000	2,029,937
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2046	6,630	6,287,031
Series 2016 A, RB(e)	5.25%	12/01/2056	25,000	24,275,335
Series 2018 A, RB(e)	5.50%	12/01/2058	24,340	23,745,831
Series 2018, RB(e)	5.25%	12/01/2043	500	495,125
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,313,821
Series 2006 A, RB(h)	0.00%	06/01/2046	174,450	43,281,185
Series 2006 C, RB(e)(h)	0.00%	06/01/2055	211,450	13,443,653
California School Facilities Financing Authority; Series 2010, RB (INS - AGI)(h)(i)	0.00%	08/01/2049	29,405	8,232,127
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	2,160	2,178,106
Series 2008, RB	6.88%	09/01/2038	4,440	4,469,070
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGI)(h)(i)	0.00%	01/15/2036	$45,000	$30,136,761
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,685,606
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	483,053	52,025,629
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(h)	0.00%	06/01/2057	46,635	3,057,018
Series 2007 F, RB(e)(h)	0.00%	06/01/2057	99,650	5,272,302
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)(f)(k)	5.00%	05/15/2051	5,000	4,931,310
Ontario (City of), CA Public Financing Authority; Series 2025 A, RB	5.00%	11/01/2050	7,500	7,683,383
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,001,579
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGI)(h)(i)	0.00%	08/01/2036	7,650	4,941,273
Series 2011 D, GO Bonds (INS - AGI)(h)(i)	0.00%	08/01/2037	13,130	8,033,921
Series 2011 D, GO Bonds (INS - AGI)(h)(i)	0.00%	08/01/2038	13,515	7,799,612
Series 2011 D, GO Bonds (INS - AGI)(h)(i)	0.00%	08/01/2039	13,895	7,579,877
Series 2011 D, GO Bonds (INS - AGI)(h)(i)	0.00%	08/01/2040	14,280	7,357,035
Series 2011 D, GO Bonds (INS - AGI)(h)(i)	0.00%	08/01/2041	14,080	6,831,170
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2056	2,660	2,187,015
Series 2023 B, RB(b)	5.00%	07/01/2053	36,405	35,968,315
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(l)	5.25%	07/01/2042	10,000	7,664,958
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(b)	5.00%	05/01/2052	1,435	1,412,264
Second Series 2023 C, Ref. RB(b)	5.75%	05/01/2048	10,000	10,517,362
Series 2019 E, RB(b)	5.00%	05/01/2050	13,040	12,820,739
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(b)	6.40%	12/01/2041	12,208	12,028,119
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGI)(i)(l)	6.75%	02/01/2052	7,500	5,859,357
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	10,000	5,433,074
Series 2007 A, RB(h)	0.00%	06/01/2047	20,000	4,692,976
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,433,177
Series 2008 A, RB	6.00%	12/01/2033	1,365	1,375,293
Series 2008 A, RB(h)	0.00%	12/01/2045	18,085	5,535,634
Series 2008 A, RB(h)	0.00%	12/01/2046	18,085	5,224,964
Series 2008 A, RB(h)	0.00%	12/01/2047	18,085	4,931,731
Series 2008 A, RB(h)	0.00%	12/01/2048	18,085	4,654,954
Series 2008 A, RB(h)	0.00%	12/01/2049	18,085	4,393,711
Series 2008 A, RB(h)	0.00%	12/01/2050	18,085	4,147,129
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(h)	0.00%	06/01/2054	19,300	3,879,414
Tustin Unified School District (Eleccton of 2024);
Series 2025, GO Bonds	4.00%	08/01/2048	2,650	2,418,537
Series 2025, GO Bonds	4.00%	08/01/2050	3,160	2,857,804
Series 2025, GO Bonds	4.00%	08/01/2052	3,230	2,899,870
Series 2025, GO Bonds	4.00%	08/01/2055	5,000	4,468,950
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,555	2,567,842
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,587,710
				646,606,415
Colorado–10.94%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,593,638
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,897,059
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,820,751
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(l)	5.75%	12/01/2051	6,055	5,844,162
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	463,169
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	$3,500	$3,503,039
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,675,644
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	36,646,720
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,895	4,757,936
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,948	1,950,227
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,520,644
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,189	2,127,706
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	511,584
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,604,211
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(e)	4.88%	12/01/2051	4,500	3,802,353
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,312,416
Series 2018 B, GO Bonds	7.75%	12/15/2041	213	213,439
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,524,613
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,785,664
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,169,514
Baseline Metropolitan District No. 1; Series 2024 B, GO Bonds	6.75%	12/15/2054	2,250	2,246,416
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,521,509
Bella Mesa Metropolitan District;
Series 2020 A, GO Bonds(e)(l)	6.75%	12/01/2049	3,785	3,743,047
Series 2024 B, GO Bonds(e)	8.00%	12/15/2054	2,000	2,015,006
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,208,752
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,863,891
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(l)	7.50%	12/01/2048	7,075	5,379,113
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(l)	7.50%	12/01/2049	30,465	20,790,931
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,225,730
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,283	1,284,844
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	5,906,421
Series 2024, GO Bonds(e)	8.25%	12/01/2053	3,400	3,292,742
Canyons Metropolitan District No. 5; Series 2024 B, Ref. GO Bonds	6.50%	12/15/2054	1,250	1,243,173
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,426,689
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2047	500	470,485
Citadel on Colfax Business Improvement District; Series 2020 B, RB	7.88%	12/15/2050	465	466,898
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,957	3,849,838
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,225
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,424,649
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,112,910
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,494	2,497,975
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,278,685
Colliers Hill Metropolitan District No. 2;
Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	3,879	3,641,811
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,808,167
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(e)	5.50%	04/01/2044	1,250	1,248,546
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	445	445,658
Series 2008, RB	6.50%	07/01/2038	1,000	1,000,894
Series 2013, RB	7.45%	08/01/2048	2,245	2,250,543
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	2,872,718
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,477,925
Series 2022, RB	5.25%	11/01/2052	4,500	4,534,071
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	$2,035	$2,038,236
Series 2007 A, RB	5.30%	07/01/2037	670	671,091
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	12,985,400
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	15,018,214
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(l)	6.00%	12/01/2047	30,920	30,046,062
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	15,160,857
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,001,770
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(e)	7.50%	12/15/2050	3,495	3,502,110
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,384,723
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,816,801
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	569,233
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,479,186
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.13%	12/15/2054	1,200	1,154,860
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(h)	0.00%	12/01/2031	18,400	11,270,075
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	653,721
Denver (City & County of), CO;
Series 2018 A, RB(b)(f)	5.00%	12/01/2048	10,000	9,822,156
Series 2021 A, RB(f)	4.00%	08/01/2051	17,350	14,691,106
Series 2022 A, RB(b)	4.13%	11/15/2053	5,000	4,271,849
Series 2022 D, RB(b)(f)(k)	5.00%	11/15/2053	26,000	25,609,724
Series 2022, RB(b)(f)(k)	5.00%	11/15/2042	4,000	4,023,998
Series 2022, RB(b)(f)(k)	5.75%	11/15/2045	8,000	8,473,998
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	32,340	32,318,517
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,010,843
Series 2016, Ref. RB	5.00%	12/01/2040	250	246,574
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.13%	12/01/2050	4,750	4,641,047
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,773,111
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,295	2,301,591
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(e)	8.00%	12/15/2051	1,905	1,908,595
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,817,551
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,997,632
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,753,272
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	507,039
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,970	2,877,610
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	936,879
Series 2023 B, GO Bonds(e)	9.00%	12/15/2047	980	988,596
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,553,703
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	680,915
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	799	799,580
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	5.50%	12/01/2052	5,490	5,119,349
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	506,439
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,532,161
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,195,517
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,471	1,471,466
Series 2024 A-2, RB	6.50%	12/01/2043	1,410	1,410,000
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(l)	5.75%	12/01/2049	9,000	7,885,289
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,690,535
Series 2022 C, GO Bonds(e)	8.25%	12/15/2052	15,569	15,587,255
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	835,718
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	724,187
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	$6,909	$6,897,653
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	5,025
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	6,195,189
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,077,846
Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	711	711,816
Jones District Community Authority Board; Series 2020 A, RB(l)	5.75%	12/01/2050	6,815	6,136,972
Karl’s Farm Metropolitan District No. 2; Series 2024 B, GO Bonds	6.20%	12/15/2044	567	569,026
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,815,542
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	9,879,729
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(e)	6.25%	12/20/2054	1,795	1,773,184
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,441	1,305,093
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	604,637
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,728,120
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,840,125
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,327,730
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,178	1,161,269
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	624,402
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	329,538
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(e)	7.75%	12/15/2049	494	495,679
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	609,325
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	709	717,730
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	3,190	3,273,834
Series 2022 A-2, Ref. GO Bonds(l)	7.00%	12/01/2051	4,330	3,712,054
Montrose (County of), CO (The Homestead at Montrose, Inc.); Series 2003 A, RB	7.00%	02/01/2038	6,200	5,697,631
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,409,325
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,821,892
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,540,722
MW Retail Business Improvement District; Series 2024, RB(e)	6.00%	12/01/2054	1,800	1,687,477
North Holly Metropolitan District;
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,016,544
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,240,285
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,810	1,810,979
Palisade Metropolitan District No. 2; Series 2024 C, RB(e)	8.00%	12/15/2037	1,080	1,093,003
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(e)	7.63%	12/15/2051	1,652	1,620,109
Pinery Commercial Metropolitan District No. 2; Series 2025, RB	5.75%	12/01/2054	1,450	1,396,695
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(e)	5.50%	12/01/2054	975	873,706
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	906,684
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	501,851
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	616,304
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(h)	0.00%	12/01/2032	7,500	4,383,009
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	571,412
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,291,036
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	679,276
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(g)	6.50%	12/01/2035	1,000	900,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,930,157
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	610,504
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,618	1,419,656
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	398,425
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	5,645	5,384,226
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	16,000	16,162,005
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	12,428,741
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	$1,195	$1,199,242
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,495,172
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	805,752
Silver Peaks Metropolitan District No. 3; Series 2020 B, GO Bonds	7.00%	12/15/2050	500	501,680
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,570,819
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,002,289
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(e)(l)	6.75%	09/20/2054	3,000	2,008,753
Series 2024 B, GO Bonds(e)	8.75%	09/20/2054	1,760	1,770,252
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	485	486,301
Series 2024 A, Ref. RB(e)	5.75%	12/01/2054	2,400	2,324,629
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	775,368
Series 2024 B, Ref. RB(e)	8.25%	12/15/2054	1,150	1,157,974
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	755,028
Series 2024, RB	5.63%	12/01/2043	1,150	1,150,520
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	5,000	4,548,846
Series 2024 A-2, Ref. GO Bonds(l)	6.25%	12/01/2054	5,000	3,592,444
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	1,971,279
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,696,836
Timberleaf Metropolitan District; Series 2020 B, GO Bonds(a)(j)	8.25%	06/01/2025	777	800,310
Trails at Crowfoot Metropolitan District No. 3; Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,375	1,365,853
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	1,469	1,478,753
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(l)	5.50%	12/01/2051	3,000	2,317,529
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,337,458
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	632,953
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,162,326
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,030,760
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(e)	7.75%	12/15/2052	24,275	24,360,681
Vail Home Partners Corp.;
Series 2025, RB(e)	5.88%	10/01/2055	1,125	1,134,217
Series 2025, RB(e)	6.00%	10/01/2064	1,315	1,328,150
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,673,917
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,406,709
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	27,543	25,190,489
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	846,741
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,428,268
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,608,955
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	553,708
Water Valley Metropolitan District No. 3; Series 2024 B, GO Bonds	6.25%	12/15/2054	829	822,207
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,756,610
Waterstone Metropolitan District No. 1; Series 2025 B, Ref. GO Bonds	6.38%	12/15/2054	3,915	3,896,001
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,927,572
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(e)	6.50%	12/01/2050	1,500	1,515,159
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(e)	6.50%	12/01/2048	2,000	1,927,093
Westerly Metropolitan District No. 4; Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,145,392
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(e)	6.50%	10/15/2054	500	496,767
Windler Public Improvement Authority;
Series 2021 A-2, RB(l)	4.13%	12/01/2031	1,500	1,253,390
Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,130	787,740
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(e)	5.13%	12/01/2050	2,700	2,281,120
				788,017,076
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.19%
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2039	$1,100	$1,056,834
Series 2025 A, RB(e)	12.00%	09/01/2030	2,250	2,303,023
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,146,800
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,184,670
				13,643,527
Delaware–0.19%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,146,505
Series 2016 A, RB	5.00%	06/01/2051	1,100	980,450
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(e)	5.13%	07/01/2038	7,976	7,733,161
Series 2018, Ref. RB(e)	5.25%	07/01/2048	4,094	3,802,839
				13,662,955
District of Columbia–1.03%
District of Columbia;
Series 2025, GO Bonds(f)	5.25%	01/01/2048	11,500	11,917,522
Series 2025, Ref. RB	5.75%	10/01/2055	5,625	5,759,151
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,368,177
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,222,925
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,150	1,966,814
District of Columbia (Union Market); Series 2024, RB(e)(l)	6.25%	06/01/2041	3,000	2,236,344
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	770	794,536
Series 2006 C, RB(h)	0.00%	06/15/2055	60,320	5,953,831
Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2043	2,820	2,785,303
Series 2022, Ref. RB (INS - AGI)(i)	4.00%	10/01/2052	4,365	3,680,903
Series 2023 A, Ref. RB(b)(f)(k)	5.25%	10/01/2048	7,710	7,797,705
Series 2023 A, Ref. RB(b)	4.50%	10/01/2053	1,250	1,138,105
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(f)	5.25%	07/15/2053	20,000	20,487,564
				74,108,880
Florida–10.85%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB(c)	5.63%	11/15/2029	1,000	650,000
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(c)(d)	6.00%	11/15/2029	4,000	2,600,000
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,778,252)(c)(d)	6.00%	11/15/2034	3,305	2,148,250
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $19,992,661)(c)(d)	6.25%	11/15/2044	22,145	14,394,250
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,772,051)(c)(d)	6.38%	11/15/2049	5,130	3,334,500
Series 2014, RB (Acquired 09/15/2020; Cost $2,236,682)(c)(d)	5.00%	12/31/2079	2,320	1,508,000
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, RB	4.00%	12/01/2049	13,950	11,490,586
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $40,750,000)(c)(d)(e)	5.00%	11/15/2061	40,750	29,242,021
Babcock Ranch Community Independent Special District; Series 2024, RB(e)	5.25%	05/01/2055	1,000	942,180
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,754,021
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,212,344
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(f)(k)	5.00%	04/01/2052	10,000	9,736,720
Broward (County of), FL; Series 2023, RB(f)	5.50%	01/01/2055	10,000	10,529,547
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	685	685,045
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(e)	6.75%	01/01/2045	$5,500	$5,352,993
Series 2025 A, RB(e)	7.13%	01/01/2065	7,500	7,251,744
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,120	1,910,025
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	4,800	4,099,787
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(e)	4.00%	06/15/2051	2,220	1,586,987
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $2,738,763)(c)(d)	4.00%	07/01/2038	2,750	811,250
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $987,550)(c)(d)	4.00%	07/01/2043	1,000	295,000
Series 2018 A-1, RB (Acquired 08/07/2019; Cost $6,037,259)(c)(d)	5.00%	07/01/2048	5,660	1,669,700
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $1,958,274)(c)(d)	4.13%	07/01/2053	2,000	590,000
Series 2018 B, RB (Acquired 06/15/2018; Cost $511,723)(c)(d)	5.00%	07/01/2043	500	8,750
Series 2018 B, RB (Acquired 06/15/2018-02/05/2019; Cost $1,100,398)(c)(d)	5.00%	07/01/2053	1,100	19,250
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2056	520	434,927
Series 2021, RB(e)	5.00%	06/01/2056	900	752,759
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	6,140	4,143,423
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(e)	5.00%	07/01/2037	1,000	831,182
Series 2017, Ref. RB(e)	5.00%	07/01/2046	600	423,996
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(c)(d)(e)	6.75%	12/01/2035	5,405	810,750
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(c)(d)(e)	7.00%	12/01/2045	2,000	300,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(c)(d)(e)	7.13%	12/01/2050	1,000	150,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(e)	5.25%	12/01/2043	21,350	20,985,438
Series 2018 A, RB(e)	5.25%	12/01/2058	16,600	15,669,684
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(e)(h)	0.00%	01/01/2061	12,160	840,161
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(e)	5.25%	06/01/2054	2,500	2,278,112
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(e)	6.63%	06/15/2054	12,000	11,805,712
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(e)	5.25%	07/01/2054	2,735	2,446,305
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(e)	5.25%	07/01/2055	1,325	1,242,615
Series 2025, RB(e)	5.38%	07/01/2065	3,780	3,540,035
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(e)	6.50%	12/15/2053	2,415	2,331,009
Series 2023, RB(e)	6.50%	12/15/2058	3,100	2,968,441
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	3,410	3,065,042
Series 2024, RB	5.13%	12/15/2059	3,200	2,834,553
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(b)(e)	5.00%	10/01/2049	2,420	2,251,376
Series 2021, RB(b)(e)	4.00%	10/01/2041	4,500	3,915,340
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	1,500	1,499,857
Series 2025, RB	6.00%	05/01/2055	1,900	1,893,974
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $4,670,749)(c)(d)(e)	8.13%	05/15/2044	4,974	497
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $32,773,541)(c)(d)(e)	8.25%	05/15/2049	33,235	3,324
Series 2015 A, RB (Acquired 06/30/2015; Cost $658,936)(c)(d)(e)	6.25%	05/15/2035	659	66
Series 2015 A, RB (Acquired 06/30/2015; Cost $2,259,208)(c)(d)(e)	6.50%	05/15/2049	2,259	226
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	10,925,611
Series 2020, Ref. RB (INS - AGI)(i)	3.00%	08/15/2050	13,685	9,334,823
Florida (State of) Department of Transportation (Turnpike); Series 2022 C, RB(f)	5.00%	07/01/2052	10,000	10,142,632
Florida Development Finance Corp.; Series 2023, RB(a)(b)(e)	6.13%	07/01/2026	1,400	1,418,283
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	$15,375	$15,965,074
Series 2024, Ref. RB(b)	5.00%	07/01/2034	5,715	5,690,416
Series 2024, Ref. RB (INS - AGI)(b)(i)	5.00%	07/01/2044	16,135	15,803,677
Series 2024, Ref. RB(b)	5.25%	07/01/2047	22,385	20,584,165
Series 2024, Ref. RB (INS - AGI)(b)(i)	5.25%	07/01/2053	19,115	18,809,632
Series 2025, RB(a)(b)(e)	8.25%	08/13/2025	49,400	50,301,614
Florida Development Finance Corp. (Brightline Florida Passenger Rail);
Series 2024, RB(a)(b)(e)	10.00%	07/15/2028	10,600	10,828,080
Series 2024, Ref. RB(b)	5.00%	07/01/2037	12,375	11,882,595
Series 2024, Ref. RB(b)	5.00%	07/01/2038	2,000	1,891,203
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(e)	5.63%	08/15/2042	1,515	1,403,939
Series 2022, Ref. RB(e)	5.88%	08/15/2052	5,000	4,566,861
Series 2022, Ref. RB(e)	6.00%	08/15/2057	5,750	5,281,620
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(b)(e)	4.38%	10/01/2031	5,000	4,980,350
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,535,996
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(e)(h)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(e)	6.38%	05/15/2037	2,655	2,363,153
Series 2017, Ref. RB(e)	6.38%	05/15/2037	1,265	126,500
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	2,000	1,974,851
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(e)	6.13%	06/15/2046	13,850	13,849,548
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,756,451
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	1,095	1,043,086
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,867,510)(c)(d)	6.25%	04/01/2049	11,231	140,384
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System);
Series 2024 C, Ref. RB	5.50%	11/15/2054	24,115	25,399,792
Series 2024 C, Ref. RB(f)	5.50%	11/15/2054	30,000	31,598,331
Hillsborough County Industrial Development Authority; Series 2024, Ref. RB	4.13%	11/15/2051	4,485	3,817,857
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,724,015
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	9,709,347
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	715	715,637
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	8,369,941
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,485,774
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	2,250	2,085,217
Series 2018 A, RB(e)	5.75%	07/15/2053	2,030	1,916,199
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	585	562,931
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(e)	5.50%	07/01/2026	6,150	6,130,570
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(e)	5.50%	06/15/2032	1,685	1,685,665
Series 2012, IDR(e)	5.75%	06/15/2042	3,210	3,153,161
Miami-Dade (County of), FL;
Series 2009, RB(h)	0.00%	10/01/2035	12,000	8,042,341
Series 2009, RB(h)	0.00%	10/01/2042	42,215	18,991,883
Series 2017 B, Ref. RB(b)(f)(k)	5.00%	10/01/2040	8,900	8,884,087
Series 2021, RB (INS - AGI)(i)	3.00%	10/01/2051	12,000	8,451,914
Series 2022 A, RB(f)	5.00%	04/01/2052	15,720	15,912,493
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	10,000	9,937,236
Series 2022, RB(f)	5.00%	07/01/2052	10,000	10,041,193
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(i)	4.00%	10/01/2045	9,000	8,136,664
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	600	571,213
Series 2024, RB	4.55%	05/01/2044	600	559,207
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	$17,245	$14,450,537
Series 2025, Ref. RB	4.50%	10/01/2056	4,750	4,310,767
Series 2025, Ref. RB	5.25%	10/01/2056	34,500	34,672,635
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2054	2,450	2,305,321
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(b)(c)(d)(e)	5.88%	01/01/2033	6,660	3,862,800
Reunion East Community Development District;
Series 2002 A-2, RB(c)	7.38%	05/01/2033	145	1
Series 2005, RB(c)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB	4.00%	07/01/2048	37,680	32,492,116
Seminole (County of), FL; Series 2022, RB(f)	5.00%	10/01/2052	10,000	10,163,358
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	2,971,173
St. Johns (County of), FL; Series 2022, RB(f)	5.00%	06/01/2047	14,865	15,442,355
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGI)(i)	4.00%	07/01/2053	19,835	17,147,911
Sterling Hill Community Development District; Series 2003 A, RB(g)(m)	6.20%	05/01/2035	1,375	604,858
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,938,710
Series 2016, RB	5.00%	12/01/2055	1,020	985,426
Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(f)(i)	6.00%	10/01/2029	13,440	14,867,245
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	814,448
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2044	1,000	995,089
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(e)	5.50%	01/01/2055	1,000	941,798
				781,691,541
Georgia–1.26%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	13,000	11,303,682
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	10,150	8,690,278
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(e)	6.00%	06/15/2043	975	964,762
Series 2023, RB(e)	6.40%	06/15/2053	1,850	1,818,976
Series 2023, RB(e)	6.38%	06/15/2058	1,250	1,206,901
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	6,701,522
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	7,000	6,135,403
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	12,974,593
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	2,630	2,177,038
Series 2021, RB	4.00%	02/15/2046	6,200	5,320,745
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(e)	5.00%	01/01/2054	6,000	5,389,517
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,050,776
Main Street Natural Gas, Inc.; Series 2022 C, RB(a)(e)	4.00%	11/01/2027	16,200	16,104,345
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2047	4,480	3,948,224
				90,786,762
Hawaii–0.19%
Hawaii (State of); Series 2025 A, RB(b)	5.50%	07/01/2054	13,350	13,838,508
Idaho–0.42%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(e)	5.50%	09/01/2053	2,000	1,937,612
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	4.00%	10/01/2033	1,000	904,691
Series 2014, RB	4.50%	10/01/2050	7,030	5,657,102
Series 2014, RB	4.55%	10/01/2056	19,500	15,344,294
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,392,589
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2057	$1,705	$1,181,947
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(e)(h)	0.00%	07/01/2049	9,112	1,541,227
				29,959,462
Illinois–5.48%
Bolingbrook (Village of), IL; Series 2005, RB(g)	6.00%	01/01/2026	4,500	3,195,000
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(e)	6.25%	09/01/2045	4,000	3,844,922
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds(f)(k)	6.00%	01/01/2038	64,150	65,299,831
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(g)	7.46%	02/15/2026	1,262	883,156
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(f)(k)	5.00%	01/01/2048	14,000	13,774,001
Series 2022 A, RB(b)	5.50%	01/01/2055	3,495	3,581,301
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	11,142,219
Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	26,548,787
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	16,959,459
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,585,761
Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,119,113
Series 2023 A, GO Bonds	6.00%	12/01/2049	12,500	13,059,714
Series 2023, RB	5.75%	04/01/2048	3,500	3,648,053
Evanston (City of), IL (Roycemore School); Series 2021, RB(e)	4.63%	04/01/2051	1,250	895,194
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,680,020
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,093,762
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	4,020	4,024,168
Illinois (State of) Finance Authority; Series 2025, Ref. RB(e)	5.88%	09/01/2046	7,250	7,065,480
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(e)	5.63%	08/01/2053	500	508,219
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	6.00%	12/01/2045	3,715	3,719,068
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019-04/06/2020; Cost $3,014,726)(d)	5.00%	11/01/2035	3,000	2,010,000
Series 2019 A, Ref. RB (Acquired 11/27/2019-11/08/2022; Cost $17,510,328)(d)	5.00%	11/01/2040	20,210	13,540,700
Series 2019 A, Ref. RB (Acquired 11/27/2019-06/28/2023; Cost $26,912,396)(d)	5.00%	11/01/2049	27,085	18,146,950
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,415,000)(d)	5.25%	05/15/2037	6,415	5,857,353
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,545,094)(d)	5.25%	05/15/2048	12,770	10,422,258
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(f)(k)	5.00%	08/15/2051	25,000	25,000,345
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	66,640	47,877,890
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	700	700,153
Series 2014, Ref. RB	6.13%	02/01/2045	1,145	1,144,979
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	893,101
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	7,495	7,508,852
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,706,219
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(e)	5.45%	01/01/2046	5,000	4,673,195
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(h)	0.00%	12/15/2051	13,165	3,027,922
Series 2015 A, RB	5.00%	06/15/2053	4,000	3,803,144
Series 2017 A, RB (INS - AGI)(h)(i)	0.00%	12/15/2056	5,000	891,412
Series 2017 B, Ref. RB(h)	0.00%	12/15/2054	5,000	963,840
Series 2017, RB	5.00%	06/15/2057	11,000	10,423,347
Malta (Village of), IL (Prairie Springs); Series 2006, RB(g)	5.75%	12/30/2025	1,800	432,000
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	14,675	14,508,370
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	986,689
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,187,744
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,895,445
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)	5.80%	03/01/2037	5,615	617,650
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	$1,945	$1,944,981
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,564,801
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	1,840	1,839,965
				395,196,533
Indiana–0.35%
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(f)(k)	4.00%	12/01/2049	13,000	11,081,712
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	1,000	984,471
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	2,750	2,642,676
Indiana (State of) Finance Authority (Unidy Properties LLC); Series 2025, RB	5.63%	07/01/2050	2,250	2,174,257
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,199,762
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,072,720
				25,155,598
Iowa–0.85%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(a)(j)	5.00%	12/01/2032	7,700	8,661,201
Series 2022, Ref. RB(a)(j)	5.00%	12/01/2032	7,200	8,098,785
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,310,560
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(e)	6.00%	11/01/2042	6,000	5,697,648
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2065	242,250	35,771,725
				61,539,919
Kansas–0.18%
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	895	895,000
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(g)(m)	5.75%	12/01/2025	116	82,581
Series 2006 A, RB(g)(m)	5.88%	12/01/2025	219	155,221
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(g)(m)	5.88%	12/01/2025	18	17,813
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	982,582
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,570,929
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	10,000	9,398,212
				13,102,338
Kentucky–0.78%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	11,945,443
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,499,837
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,551,378
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	1,910,510
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,532,181
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,098,873
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,123,087
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,650,095
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,152,715
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,599,888
Series 2013 C, RB	6.88%	07/01/2046	7,000	7,859,679
				55,923,686
Louisiana–1.41%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	2,425	2,441,497
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	$2,250	$2,254,896
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,137,436
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,491,973
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(e)	3.88%	11/01/2045	5,455	4,596,126
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(e)	5.65%	11/01/2037	3,075	3,187,738
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(e)	3.95%	11/01/2043	3,712	3,201,018
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	445	454,588
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(e)	4.40%	11/01/2044	3,175	2,938,806
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(e)	5.50%	11/01/2039	1,535	1,568,678
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,460	1,460,499
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(b)	5.75%	09/01/2064	26,950	27,818,256
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2025, Ref. RB	5.50%	05/15/2050	3,050	3,190,287
Series 2025, Ref. RB	5.50%	05/15/2055	11,000	11,432,585
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(e)	6.50%	10/01/2028	4,500	4,718,840
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(e)	9.00%	12/01/2044	20,650	17,479,368
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(e)	6.35%	07/01/2040	3,000	3,217,223
				101,589,814
Maryland–0.20%
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,323,537
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	10,000	10,094,691
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	1,937,500
				14,355,728
Massachusetts–1.67%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,643,736
Commonwealth of Massachusetts; Series 2025, RB(f)	5.00%	12/01/2052	30,000	30,593,973
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(i)	5.50%	08/01/2030	32,040	35,506,484
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2025, RB	5.25%	07/01/2045	2,465	2,468,823
Series 2025, RB	5.25%	07/01/2050	2,000	1,977,101
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	8,165	7,929,851
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	4,000	4,112,932
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2016 A, RB	5.25%	01/01/2042	7,000	7,015,174
Series 2016 A, RB	5.00%	01/01/2047	2,500	2,424,019
Series 2018, RB	5.00%	01/01/2043	1,515	1,505,560
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.25%	07/01/2055	2,000	1,954,545
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	5,015	5,843,885
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2057	10,210	9,140,620
Mississippi (State of) Hospital Equipment & Facilities Authority (Umass Memorial Health Care); Series 2017, Ref. RB	5.00%	07/01/2044	8,650	8,492,953
				120,609,656
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.33%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	$2,575	$2,473,835
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,103,846
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	10,450	8,043,133
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,020	980,249
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	1,918,320
Series 2023, RB	6.00%	01/01/2054	3,885	3,683,385
Series 2023, RB	6.25%	01/01/2059	2,755	2,649,104
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(e)	5.00%	08/15/2041	1,235	1,063,764
Series 2021, Ref. RB(e)	5.00%	08/15/2051	1,510	1,182,733
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	15,000	15,875,316
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2065	82,350	8,332,997
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,077,156
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019, RB	4.00%	02/15/2050	14,975	12,758,050
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(e)	6.25%	07/01/2029	1,975	1,943,584
Michigan (State of) Housing Development Authority;
Series 2022, RB(f)(k)	5.10%	12/01/2037	10,000	10,356,424
Series 2022, RB(f)(k)	5.20%	12/01/2040	4,425	4,444,544
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	5,970	4,569,141
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2051	2,000	1,566,533
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(b)	4.00%	10/01/2026	500	496,950
Michigan Strategic Fund;
Series 2016, RB	5.00%	07/01/2036	1,970	439,310
Series 2016, RB	5.00%	07/01/2046	2,000	446,000
Series 2016, RB	5.00%	07/01/2051	3,080	686,840
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,154,634
Waterford Township Economic Development Corp.;
Series 2016 A, RB	5.00%	07/01/2036	4,550	1,014,650
Series 2016 A, RB	5.00%	07/01/2046	4,895	1,091,585
Series 2016 A, RB	5.00%	07/01/2051	2,795	623,285
				95,975,368
Minnesota–1.39%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,409,312
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	934,482
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	2,565	2,502,573
Series 2025, RB	6.00%	05/01/2055	2,665	2,649,246
Series 2025, RB	6.00%	05/01/2060	2,400	2,343,858
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,383,564
Series 2015, RB	5.50%	07/01/2040	2,250	1,965,671
Series 2015, RB	5.75%	07/01/2046	2,800	2,391,598
Brooklyn Park (City of), MN (Prairie Seeds Academy);
Series 2024, Ref. RB	5.13%	06/15/2054	4,420	3,967,639
Series 2024, Ref. RB	5.25%	06/15/2064	2,100	1,874,064
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(c)	5.70%	04/01/2036	1,895	970,240
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	2,916,553
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,586,747
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	5,600	5,418,347
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	25,850	25,952,635
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,001,997
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(c)(d)(e)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	355	355,091
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	$7,560	$7,077,201
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,002,409
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,561,044
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,766,190
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,563,780
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,026,623
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,179,606
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,210	2,647,112
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,474,473
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,531,068
Series 2018 B, Ref. RB	6.75%	12/01/2025	230	225,184
				100,256,201
Mississippi–0.24%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(e)	4.55%	11/01/2039	1,745	1,708,064
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	870	785,422
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,393,259
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,540	4,334,666
				17,221,411
Missouri–1.03%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(g)	5.50%	04/01/2027	4,906	1,668,030
Dardenne Town Square Transportation Development District; Series 2006 A, RB(m)	5.00%	05/01/2036	5,190	1,764,600
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(g)(m)	5.75%	12/01/2028	1,250	800,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(e)	5.25%	12/01/2048	6,415	6,129,017
Series 2019 B, RB(e)	7.75%	12/15/2048	3,853	3,779,540
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(e)	5.00%	06/01/2054	1,250	1,119,726
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2020, RB(b)	4.00%	03/01/2045	4,540	3,961,379
Series 2020, RB (INS - AGI)(b)(i)	4.00%	03/01/2057	750	611,452
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(b)	6.45%	05/01/2040	1,604	1,523,552
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,137,386
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	895,559
Series 2017 A, Ref. RB	5.25%	05/15/2050	16,750	13,914,285
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	265,755
Series 2024 A, Ref. RB	5.63%	08/15/2054	610	598,832
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(e)	6.00%	06/01/2046	6,170	5,502,565
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(f)	5.13%	05/01/2052	10,005	10,031,885
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(e)	4.25%	12/01/2042	4,870	4,170,668
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	5,720	5,370,654
Series 2018 A, RB	5.13%	09/01/2049	5,475	5,082,918
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,647,774
				73,975,577
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.10%
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	$3,250	$3,243,533
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	996,869
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	3,027,648
				7,268,050
Nevada–0.27%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	495	461,650
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	585,973
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(a)(b)(e)	9.50%	01/01/2033	3,000	2,862,763
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(b)(e)	6.25%	12/15/2037	786	79
Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	7,918,065
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(e)	5.75%	06/01/2042	340	341,889
Series 2022, RB(e)	6.00%	06/01/2052	1,750	1,760,040
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(e)(h)	0.00%	07/01/2058	25,500	3,777,736
Series 2018 D, Ref. RB(e)(h)	0.00%	07/01/2058	13,000	1,487,702
				19,195,897
New Hampshire–1.41%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(e)(h)	0.00%	02/01/2035	37,200	20,209,744
Series 2025, RB(e)(h)	0.00%	12/15/2032	10,000	6,129,709
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(b)(e)	4.88%	11/01/2042	7,500	6,918,222
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2025, RB	4.17%	01/20/2041	4,996	4,651,202
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(e)(h)	0.00%	12/15/2033	10,985	6,502,845
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(e)(h)	0.00%	12/01/2031	27,000	18,045,725
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,950	8,776,556
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(e)(h)	0.00%	04/01/2032	4,000	2,581,002
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	38,000	20,140,194
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(e)	5.63%	12/15/2033	4,840	4,902,743
Series 2024, RB(e)	6.25%	12/15/2038	2,430	2,450,471
				101,308,413
New Jersey–2.20%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,476,676
Series 2022, RB	6.00%	06/15/2062	4,300	4,410,905
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	40,360	40,371,208
Series 2000 A, RB(b)	5.63%	11/15/2030	20,000	20,010,410
Series 2012, RB(b)	5.75%	09/15/2027	27,600	27,619,734
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(e)	7.00%	08/01/2054	7,345	7,016,486
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(b)	5.38%	01/01/2043	3,500	3,500,921
Series 2013, RB(b)	5.63%	01/01/2052	10,750	10,754,655
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	4.70%	10/01/2050	6,000	5,816,443
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(h)	0.00%	12/15/2031	7,540	5,946,043
Series 2010 A, RB(h)	0.00%	12/15/2037	10,000	5,757,230
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,418,416
Series 2023, RB(f)(k)	5.25%	06/15/2050	12,000	12,265,138
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	$7,210	$6,921,806
				158,286,071
New Mexico–0.09%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,163,979
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(e)	8.00%	05/01/2040	5,453	5,307,294
				6,471,273
New York–13.36%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,420	1,420,271
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(h)	0.00%	07/15/2034	14,345	9,728,047
Series 2009, RB(h)	0.00%	07/15/2044	23,805	8,744,610
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	922,859
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,324,966
Series 2017 A, RB	5.00%	08/01/2047	4,290	4,021,759
Series 2017 A, RB	5.00%	08/01/2052	790	725,141
Build NYC Resource Corp.; Series 2025, RB(e)	5.63%	07/01/2045	2,000	1,961,148
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(e)(n)	5.50%	12/31/2040	13,140	12,391,765
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,115,917
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2041	1,310	1,101,562
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.00%	06/15/2033	600	623,679
Series 2023, RB(e)	5.50%	06/15/2053	1,150	1,130,465
City of New York NY; Series 2025, GO Bonds(f)(k)	5.25%	04/01/2054	15,000	15,499,667
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	1,000	953,602
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGI)(i)	4.00%	11/15/2046	22,245	19,142,363
Series 2020 A-1, RB	4.00%	11/15/2053	27,500	22,494,230
Series 2020 C-1, RB	5.00%	11/15/2050	14,000	13,900,204
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,002,262
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,000	12,305,310
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(e)	5.00%	07/01/2054	2,025	1,737,245
Series 2024, RB(e)	5.00%	07/01/2059	2,610	2,202,081
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,721,341
Nassau (County of), NY Industrial Development Agency(h)	0.00%	01/01/2058	30,886	309
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,346,372
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	54,376,922
Series 2006 B, RB(h)	0.00%	06/01/2046	105,990	30,694,333
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	1,500	1,501,980
New York (City of), NY; Subseries 2023 B-1, GO Bonds(f)	5.25%	10/01/2047	10,000	10,283,110
New York (City of), NY Municipal Water Finance Authority;
Series 2024 AA, RB	5.25%	06/15/2053	4,000	4,164,209
Subseries 2023 AA-3, RB(f)	5.00%	06/15/2047	10,000	10,183,868
New York (City of), NY Transitional Finance Authority;
Series 2022, RB(f)	5.25%	11/01/2048	12,500	12,877,365
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,484,087
Subseries 2022 C-1, RB(f)	4.00%	02/01/2047	11,000	9,718,215
New York (State of) Dormitory Authority; Series 2018 E, RB(f)	5.00%	03/15/2046	35,050	35,290,022
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGI)(i)	3.00%	09/01/2050	14,775	10,249,936
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2053	15,000	12,785,863
Series 2021 A-1, RB(f)	4.00%	03/15/2054	10,000	8,469,777
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2057	15,000	12,970,717
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	5,000	4,326,674
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	$30,000	$24,993,966
New York City Housing Development Corp. (Green Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	2,971,316
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	2,940,931
New York City Municipal Water Finance Authority; Series 2025, RB(f)	5.00%	06/15/2051	25,000	25,302,728
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(h)	0.00%	11/15/2049	13,390	3,721,555
New York Counties Tobacco Trust IV;
Series 2005 F, RB(h)	0.00%	06/01/2060	50,000	2,816,795
Series 2010 A, RB(e)	6.25%	06/01/2041	5,992	5,746,762
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(h)	0.00%	06/01/2050	45,500	6,738,181
Series 2005 S-3, RB(h)	0.00%	06/01/2055	268,000	21,623,473
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(e)	7.25%	11/15/2044	46,500	46,525,747
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,483,173
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(i)	3.00%	11/15/2051	10,000	6,816,831
New York State Dormitory Authority; Series 2024, RB(f)	5.50%	07/01/2054	41,000	43,549,118
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2031	3,775	3,760,900
Series 2020, Ref. RB(b)	5.25%	08/01/2031	6,790	6,937,166
Series 2020, Ref. RB(b)	5.38%	08/01/2036	11,505	11,708,861
Series 2021, Ref. RB(b)	3.00%	08/01/2031	2,400	2,198,261
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2028	10,650	10,860,720
Series 2020, RB(b)	5.00%	10/01/2040	16,450	16,275,331
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	36,930	38,740,586
Series 2023, RB(b)	5.38%	06/30/2060	21,730	21,632,343
Series 2024, RB(b)	5.50%	06/30/2060	30,000	30,050,061
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	3,420	3,328,624
Series 2016 A, RB(b)	5.25%	01/01/2050	13,695	13,344,109
Series 2023, RB(b)	5.63%	04/01/2040	19,500	19,999,342
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB (INS - AGI)(b)(i)	4.00%	12/01/2042	5,000	4,501,206
Series 2024, Ref. RB (INS - AGI)(b)(i)(l)	5.00%	12/31/2054	2,250	1,382,919
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(b)(i)	5.25%	12/31/2054	3,840	3,853,554
Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,048,731
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(b)(e)	4.75%	11/01/2042	4,140	3,757,381
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(e)(h)	0.00%	08/15/2060	368,350	26,319,676
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	9,008,445
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(c)	5.00%	07/01/2027	1,985	436,700
Series 2013 A, RB(c)	5.00%	07/01/2038	5,700	1,254,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 C, RB (INS - AGI)(i)	3.00%	11/15/2047	12,665	9,315,634
Series 2021 A, RB	4.00%	11/15/2056	10,000	8,492,002
Series 2022 A, RB(f)	5.00%	05/15/2057	11,490	11,588,105
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(f)(k)	5.25%	05/15/2057	20,000	20,415,354
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,227,555
Series 2016 B, Ref. RB	5.00%	06/01/2048	23,395	20,444,336
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(b)(e)	7.00%	06/01/2046	51,990	53,906,736
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	386
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	7,937,349
				962,851,202
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.08%
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	$1,485	$1,384,402
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,224,888
				5,609,290
North Dakota–0.26%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	7,744,442
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,318,200
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,426,572
				18,489,214
Ohio–3.47%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	7,682,806
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	80,005	69,331,421
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	86,730	8,350,590
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(e)	5.88%	01/01/2049	1,350	1,260,326
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	4,190	4,191,802
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	2,295	2,305,528
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.25%	02/15/2047	5,500	5,369,831
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	755,055
Series 2024, RB	5.00%	12/01/2060	850	792,308
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	965,691
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	6,488,493
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,224,085
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2053	2,105	2,073,157
Series 2024, Ref. RB	5.00%	12/01/2063	18,625	18,118,361
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	3,435	3,173,266
Series 2024, RB	5.00%	05/15/2059	3,040	2,775,525
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,855	1,893,152
Hamilton (County of), OH (UC Health);
Series 2020, RB(f)(k)	4.00%	09/15/2050	15,000	11,808,051
Series 2020, RB	4.00%	09/15/2050	4,100	3,227,534
Series 2025 A, Ref. RB	5.50%	08/01/2051	2,500	2,463,702
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,608,034
Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(f)(k)	4.00%	11/15/2045	11,825	9,900,175
Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,318,221
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,026,082
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,751,807)(c)(d)(e)	6.00%	04/01/2038	5,840	73,004
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $947,485)(c)(d)(e)	6.25%	04/01/2049	1,699	21,238
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	26,930	25,426,498
Series 2013, RB	5.00%	02/15/2048	14,250	13,224,888
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2039	2,750	2,687,796
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(e)	5.00%	07/01/2049	4,900	4,298,212
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	1,300	1,272,098
Series 2025, RB	5.50%	10/01/2057	1,800	1,746,071
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,535	1,509,984
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(e)	6.00%	01/01/2045	2,000	1,891,657
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio State University (The) (Green Bonds);
Series 2021 A, GO Bonds (INS - AGI)(f)(i)	5.50%	11/01/2059	$10,000	$10,318,560
Series 2021 A, RB	4.00%	12/01/2048	10,000	8,823,384
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	4,760,217
				250,156,803
Oklahoma–1.63%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,785	2,605,013
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(e)	6.25%	06/15/2054	3,325	3,174,233
Series 2024, RB(e)	6.50%	06/15/2064	4,275	4,155,017
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,653,369
Oklahoma Capitol Improvement Authority; Series 2025, RB(f)	5.25%	07/01/2055	17,500	18,203,150
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(c)	6.88%	11/01/2046	2,469	8,517
Series 2016 A, RB(c)	6.63%	11/30/2049	1,164	4,018
Series 2016 A, RB(c)	7.00%	11/01/2051	2,429	8,380
Series 2016 B-1, RB(c)	5.25%	11/30/2049	1,664	5,740
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(b)	5.50%	06/01/2035	18,625	18,629,284
Series 2001 B, Ref. RB(b)	5.50%	12/01/2035	15,000	15,002,869
Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	47,625	47,634,111
Tulsa Municipal Airport Trust Trustees;
Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,000	4,376,767
Series 2025, Ref. RB(b)	6.25%	12/01/2040	2,000	2,149,803
				117,610,271
Oregon–0.64%
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	5,000	5,007,460
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	13,824,836
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	6,821,926
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	10,000	10,361,460
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2053	10,000	2,232,568
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2043	5,000	2,053,953
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2045	2,500	905,720
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2047	2,500	804,239
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	2,035	1,716,135
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,425	1,201,716
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,600	1,298,402
				46,228,415
Pennsylvania–1.97%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	10,000	9,724,139
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,019,281
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	4,610	4,716,934
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(e)	6.00%	05/01/2042	1,320	1,331,372
Doylestown Hospital Authority (Doylestown Health); Series 2016, Ref. RB	5.00%	07/01/2046	6,185	6,072,302
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,649,444
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,274,385
Series 2019, RB	5.00%	12/01/2054	2,000	1,654,029
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	3,465	2,805,048
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	$4,652	$3,790,020
Series 2014 B, RB(l)	7.50%	02/01/2044	1,379	855,178
Series 2014 C, RB(c)(h)	0.00%	02/01/2044	4,122	33,957
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	4,000	4,003,110
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	11,000	10,746,270
Series 2022, RB (INS - AGI)(b)(i)	5.00%	12/31/2057	16,000	15,418,291
Series 2022, RB(b)	6.00%	06/30/2061	18,500	19,213,047
Series 2022, RB (INS - AGI)(b)(i)	5.75%	12/31/2062	13,000	13,415,167
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023-142A, Ref. RB	5.00%	10/01/2043	2,000	2,029,366
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	2,907,922
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,505,403
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,820,053
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,155
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,063,775
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	6,120	6,030,165
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,563,397
				141,672,210
Puerto Rico–6.55%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	16,770	16,931,772
Series 2002, RB	5.63%	05/15/2043	5,415	5,477,320
Series 2005 A, RB(h)	0.00%	05/15/2050	473,480	86,293,529
Series 2008 B, RB(h)	0.00%	05/15/2057	784,260	44,287,084
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	5,303	3,594,292
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,387	12,646,669
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	21,227,890
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	15,750,607
Subseries 2022, RN(h)	0.00%	11/01/2043	21,536	12,948,639
Subseries 2022, RN(h)	0.00%	11/01/2051	28,927	17,753,853
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(c)	5.00%	07/01/2026	6,685	3,668,394
Series 2007 TT, RB(c)	5.00%	07/01/2027	2,350	1,289,563
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(c)(o)	3.74%	07/01/2025	4,250	2,332,187
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(c)(o)	3.95%	07/01/2031	2,050	1,124,938
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	15,785	15,727,107
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	9,305	9,190,308
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2033	4,380	4,293,636
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2035	6,080	5,869,788
Series 2008 WW, RB(c)	5.25%	07/01/2033	2,200	1,207,250
Series 2010 AAA, RB(c)	5.25%	07/01/2025	840	460,950
Series 2010 AAA, RB(c)	5.25%	07/01/2031	1,350	740,813
Series 2010 CCC, RB(c)	5.00%	07/01/2025	325	178,344
Series 2010 CCC, RB(c)	5.00%	07/01/2028	960	526,800
Series 2010 CCC, RB(c)	5.25%	07/01/2028	7,600	4,170,500
Series 2010 EEE, RB(c)	6.05%	07/01/2032	895	491,131
Series 2010 XX, RB(c)	4.63%	07/01/2025	620	340,225
Series 2010 XX, RB(c)	5.25%	07/01/2026	385	211,269
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 XX, RB(c)	5.25%	07/01/2035	$6,799	$3,730,951
Series 2010 YY, RB(c)	6.13%	07/01/2040	1,200	658,500
Series 2010 ZZ, Ref. RB(c)	4.63%	07/01/2025	640	351,200
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2025	340	185,725
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2025	65	35,506
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2026	435	238,706
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2026	875	480,156
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2028	310	170,113
Series 2012 A, RB(c)	4.80%	07/01/2029	2,260	1,240,175
Series 2012 A, RB(c)	5.00%	07/01/2029	3,535	1,939,831
Series 2013 A, RB(c)	7.25%	07/01/2030	2,120	1,163,350
Series 2013 A, RB(c)	7.00%	07/01/2033	4,030	2,211,462
Series 2013 A, RB(c)	7.00%	07/01/2040	2,675	1,467,906
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 04/30/2019-04/01/2025; Cost $2,069,935)(d)	6.63%	01/01/2027	1,827	1,807,759
Series 2023 A, RB (Acquired 04/30/2019-01/08/2020; Cost $15,723,615)(d)	6.63%	01/01/2028	13,222	13,037,583
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,927	1,636,730
Series 2018 A-1, RB(h)	0.00%	07/01/2031	2,484	1,930,167
Series 2018 A-1, RB(h)	0.00%	07/01/2033	21,463	15,212,530
Series 2018 A-1, RB(h)	0.00%	07/01/2046	55,515	17,822,114
Series 2018 A-1, RB(h)	0.00%	07/01/2051	149,221	35,227,422
Series 2018 A-1, RB	4.75%	07/01/2053	20,479	18,754,474
Series 2019 A-2, RB	4.33%	07/01/2040	41,401	38,660,867
Series 2019 A-2, RB	4.33%	07/01/2040	11,200	10,447,432
Series 2019 A-2, RB	4.54%	07/01/2053	314	272,096
Series 2019 A-2, RB	4.78%	07/01/2058	16,223	14,544,038
				471,961,651
Rhode Island–0.12%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2054	9,000	8,930,689
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,788
				8,960,477
South Carolina–0.69%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	9,350	9,429,605
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project); Series 2024, RB(e)	6.50%	06/15/2054	3,420	3,302,105
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(e)	5.75%	06/15/2049	2,000	1,741,061
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	818,984
Series 2013, RB	5.13%	05/01/2048	2,000	1,605,973
Series 2017, Ref. RB	5.00%	05/01/2042	250	209,060
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(e)	5.00%	06/15/2054	2,375	2,158,373
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	987,690
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2049	5,000	5,190,355
South Carolina (State of) Public Service Authority; Series 2015 A, Ref. RB	5.00%	12/01/2050	2,100	2,094,030
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	8,885	9,088,251
Series 2024 B, Ref. RB	5.25%	12/01/2054	13,225	13,430,421
				50,055,908
Tennessee–1.19%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,613,902
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS - BAM)(i)	5.00%	07/01/2064	$4,000	$3,806,887
Series 2024 B-1, RB (INS - BAM)(i)	5.00%	07/01/2049	1,500	1,482,300
Series 2024 B-1, RB (INS - BAM)(i)	5.13%	07/01/2054	2,500	2,471,144
Series 2024 B-1, RB (INS - BAM)(i)	5.25%	07/01/2064	6,110	6,036,274
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	183,187
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	490,917
Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(b)	5.50%	07/01/2052	1,000	1,031,948
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,713,541)(c)(d)(e)	6.00%	04/01/2038	11,950	149,371
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,270,273)(c)(d)(e)	6.25%	04/01/2049	15,585	194,810
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	300	298,047
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(e)	5.50%	09/01/2047	15,000	12,709,208
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	750	690,212
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,145	993,266
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(f)	5.00%	11/01/2052	30,000	30,531,186
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(f)	5.00%	11/01/2047	12,835	13,151,842
				85,834,501
Texas–8.73%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(e)	4.88%	06/15/2054	1,100	991,640
Series 2024, RB(e)	4.88%	06/15/2059	1,000	888,421
Series 2024, RB(e)	5.00%	06/15/2064	1,200	1,075,294
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(e)	5.75%	06/01/2043	1,500	1,501,974
Series 2024, RB(e)	6.00%	06/01/2053	1,250	1,239,880
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	913,858
Series 2024, RB	5.00%	08/15/2049	1,180	1,090,326
Series 2024, RB	5.00%	08/15/2054	1,330	1,203,061
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	5,801,039
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,146,870
Series 2022, RB(e)	6.38%	02/15/2052	4,000	3,909,298
Series 2022, RB(e)	6.50%	02/15/2057	6,000	5,925,109
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	605,615
Series 2021, RB	5.00%	08/15/2051	5,370	3,738,017
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(e)	6.00%	02/15/2043	3,825	3,828,175
Series 2023 A, RB(e)	6.13%	02/15/2053	5,000	4,913,072
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(e)	5.38%	12/31/2045	1,100	1,029,517
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(i)	4.00%	02/15/2048	12,640	11,323,971
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB (Acquired 08/30/2021-04/12/2023; Cost $2,318,217)(b)(c)(d)(e)	9.00%	03/01/2039	2,185	1,748,000
Series 2019, RB (Acquired 11/13/2019-04/21/2021; Cost $10,451,769)(b)(c)(d)	7.00%	03/01/2039	10,325	8,260,000
Series 2019, RB (Acquired 03/16/2020-08/04/2023; Cost $3,597,433)(b)(c)(d)(e)	9.00%	03/01/2039	3,385	2,708,000
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(e)	3.63%	07/01/2026	15,120	14,467,372
Celina (City of), TX (The Laskes at Mustang Ranch Public Improvement Phases #8-9); Series 2025, RB(e)	5.50%	09/01/2045	300	290,417
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(f)	5.25%	02/01/2054	19,135	19,775,148
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	$1,000	$1,000,236
Series 2015, RB	5.75%	08/15/2045	8,000	7,993,277
Series 2018 D, RB	5.75%	08/15/2033	3,690	3,699,408
Series 2018 D, RB	6.00%	08/15/2038	12,250	12,277,575
Series 2018 D, RB	6.13%	08/15/2048	25,750	25,777,573
El Paso (City of), TX;
Series 2022 A, RB (INS - BAM)(i)	4.00%	03/01/2048	9,950	8,788,818
Series 2022, RB	5.00%	03/01/2049	9,000	9,277,941
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	17,698,180
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,054,117
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	8,544,325
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,079
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	3,988,830
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	12,500	13,161,629
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	13,745	11,918,228
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(b)	6.63%	07/15/2038	14,000	14,029,803
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	14,605	14,605,009
Series 2021 A, RB(b)	4.00%	07/01/2041	2,500	2,168,283
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	25,000	21,801,645
Little Elm Independent School District; Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,414,629
Lower Colorado River Authority; Series 2025, RB(f)	5.25%	05/15/2053	10,000	10,274,125
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023, Ref. RB (INS - AGI)(i)	5.25%	05/15/2053	10,000	10,274,125
Magnolia Independent School District; Series 2023, GO Bonds(a)(j)	4.00%	08/15/2032	640	675,279
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	3,000	2,885,248
Series 2025 A, RB	6.50%	10/01/2055	6,790	6,534,577
Series 2025 A, RB	6.50%	10/01/2060	5,865	5,604,772
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(c)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $285,000)(d)	7.50%	11/15/2037	285	223,296
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,390,000)(d)	7.50%	11/15/2036	2,390	1,949,849
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $7,766,627)(d)	2.00%	11/15/2061	7,767	2,716,543
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,530	18,017,590
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,134,291
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,187,076
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,504,884
Series 2016 A, RB	5.50%	11/15/2052	850	635,008
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.88%	10/01/2057	500	474,077
Series 2022, RB	5.50%	10/01/2027	3,315	3,315,119
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,739,986
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	11,297,070
Series 2020, RB	5.25%	10/01/2055	2,105	1,804,067
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(e)	5.50%	08/15/2035	845	846,439
Series 2015 A, RB(e)	5.75%	08/15/2045	2,015	2,015,981
Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	619,084
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	502,632
North Texas Tollway Authority; Series 2011 B, RB(a)(h)(j)	0.00%	09/01/2031	15,500	7,968,378
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(b)(e)	5.00%	01/01/2039	$1,000	$968,091
Series 2024, RB(b)(e)	5.25%	01/01/2054	2,000	1,863,766
Princeton (City of), TX;
Series 2025, RB(e)	5.63%	09/01/2055	700	669,750
Series 2025, RB(e)	5.63%	09/01/2055	685	655,398
San Antonio (City of), TX; Series 2023 A, Ref. RB(f)	5.50%	02/01/2050	10,000	10,564,398
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.00%	10/01/2050	1,200	1,080,635
Series 2025, RB	5.50%	10/01/2055	1,815	1,741,680
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,405,187
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	3,000	2,906,695
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(f)	5.00%	11/15/2051	15,000	14,930,372
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	2,845	2,906,256
Series 2017, RB	6.75%	11/15/2047	13,125	13,311,073
Series 2017, RB	6.75%	11/15/2052	965	976,624
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(c)(d)	5.75%	02/15/2029	1,600	1,040,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(c)(d)	8.00%	02/15/2038	13,350	8,677,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(c)(d)	6.38%	02/15/2048	26,895	17,481,750
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(c)(d)	6.38%	02/15/2052	25,055	16,285,750
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(c)(d)	6.38%	02/15/2041	8,755	5,690,750
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,573,042
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, Ref. RB	4.13%	12/01/2054	5,800	4,885,628
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	3,545	3,149,621
Series 2020, Ref. RB	6.75%	11/15/2051	13,625	11,398,732
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,357,987
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	13,447	11,248,548
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2046	1,760	586,539
Series 2019, RB(h)	0.00%	08/01/2047	2,625	832,989
Series 2019, RB(h)	0.00%	08/01/2048	2,775	831,494
Series 2019, RB(h)	0.00%	08/01/2049	2,605	735,057
Series 2019, RB(h)	0.00%	08/01/2050	3,740	997,894
Series 2019, RB(h)	0.00%	08/01/2051	6,000	1,505,161
Series 2019, RB(h)	0.00%	08/01/2053	1,000	224,798
Texas (State of) Water Development Board;
Series 2022, RB(f)	4.80%	10/15/2052	33,000	32,537,614
Series 2022, RB(f)	5.00%	10/15/2057	3,500	3,546,419
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,056,727
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(b)	5.50%	12/31/2058	12,420	12,732,226
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	52,949
Tuloso-Midway Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2050	12,600	13,131,254
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	7,557,097
Waller Consolidated Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	8,701,843
Walnut Creek Special Utility District; Series 2023, RB (INS - AGI)(i)	4.75%	01/10/2054	2,800	2,669,244
				628,734,693
Utah–1.53%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(e)	9.75%	03/15/2053	2,065	2,057,974
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	$3,900	$3,029,056
Series 2021 B, GO Bonds(e)	7.38%	09/15/2051	5,500	4,737,620
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(e)	5.88%	12/01/2054	4,250	4,257,267
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(e)	7.50%	03/01/2055	1,800	1,695,879
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(e)	9.00%	03/15/2053	1,239	1,192,370
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(e)	5.63%	12/01/2053	2,800	2,569,753
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(e)	6.63%	03/01/2054	2,375	2,396,604
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(e)	5.63%	12/01/2043	4,946	4,828,291
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(e)	5.13%	03/01/2051	3,280	2,486,219
Series 2022 B, GO Bonds(e)	8.00%	03/15/2051	579	483,300
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(e)	6.25%	06/01/2055	1,000	1,024,126
Series 2025, GO Bonds(e)	8.50%	06/15/2055	1,500	1,503,933
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,138,483
Series 2020 A, RB(e)	5.00%	08/01/2050	6,500	6,073,182
Series 2024-1, RB(e)	5.13%	06/15/2054	2,250	2,093,645
Series 2024-2, RB(e)	5.75%	06/15/2044	1,000	996,236
Series 2024-2, RB(e)	6.00%	06/15/2054	2,250	2,261,761
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(e)	6.50%	03/01/2055	2,000	1,879,976
Series 2024 A-2, GO Bonds(l)	7.00%	03/01/2055	1,060	641,296
Series 2024 B, GO Bonds(e)	9.00%	03/15/2055	1,000	973,161
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(e)	6.38%	03/01/2055	1,485	1,486,988
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(e)	6.50%	03/01/2055	3,380	3,185,159
Series 2024 A-2, GO Bonds(e)(l)	7.00%	03/01/2055	1,615	914,791
Series 2024 B, GO Bonds(e)	9.00%	03/15/2055	881	860,822
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(e)	4.38%	02/01/2051	1,100	822,762
Series 2021 B, GO Bonds(e)	7.38%	08/15/2051	600	487,640
Salt Lake City (City of), UT; Series 2017 A, RB(b)(f)	5.00%	07/01/2047	15,000	14,731,023
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(b)(f)(k)	5.00%	07/01/2051	11,675	11,431,566
Soleil Hills Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(e)	5.88%	03/01/2055	1,350	1,285,259
Series 2025, GO Bonds(e)	8.00%	03/15/2055	835	811,545
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(e)	5.00%	06/15/2052	9,640	8,012,434
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	3,000	2,627,250
Utah (State of) Charter School Finance Authority (Scholar Academy); Series 2018 A, RB(a)(e)	6.00%	10/15/2028	4,195	4,104,235
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(e)	5.75%	07/15/2028	3,720	3,719,983
Series 2018, RB(e)	4.65%	07/15/2033	500	492,025
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	5,630	5,468,244
Wood Ranch Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	1,300	1,262,069
				110,023,927
Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	6,950	6,904,234
Virginia–0.85%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	4,430	4,348,984
Series 2016 A-2, RB(l)	7.13%	03/01/2059	10,634	9,010,995
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	$21,035	$18,184,781
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,686,203
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	01/01/2040	500	451,730
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(b)	5.00%	12/31/2052	2,150	2,007,253
Series 2017, RB(b)	5.00%	12/31/2056	8,000	7,399,615
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,854,604
Series 2023, RB	7.00%	09/01/2059	11,000	11,972,582
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB(b)	5.00%	12/31/2047	3,750	3,580,680
				61,497,427
Washington–1.31%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,011,780
Series 2015 A, RB	6.00%	12/01/2035	2,885	2,896,317
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,380,764
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(f)(k)	5.00%	07/01/2058	29,500	27,803,461
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(e)	5.63%	12/01/2040	3,500	3,502,569
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,460	1,456,859
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	700	621,971
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	7,100	6,130,325
Series 2024, RB(e)	6.00%	07/01/2059	2,750	2,754,905
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(e)	5.00%	01/01/2031	1,500	1,504,188
Series 2016 A, Ref. RB(e)	5.00%	01/01/2046	8,700	7,766,759
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(e)	5.00%	01/01/2051	8,165	7,102,787
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,404	5,017,972
Series 2024-2, RB	4.09%	03/20/2040	11,494	10,595,750
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	5.00%	07/01/2056	2,260	1,994,004
Washington State Housing Finance Commission;
Series 2025, RB (INS - BAM)(e)(i)	5.25%	07/01/2055	1,800	1,777,546
Series 2025, RB (INS - BAM)(e)(i)	5.25%	07/01/2064	4,500	4,366,580
				94,684,537
West Virginia–1.51%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	2,950	2,951,749
Series 2013, Ref. RB(c)(e)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(e)(g)	5.75%	06/01/2042	14,980	10,354,550
Series 2019 B, Ref. RB(c)(e)(g)	7.50%	06/01/2042	5,285	3,680,527
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	365	349,664
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	427,309
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	445	430,860
Series 2024, Ref. RB	5.63%	05/01/2050	480	455,787
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	6.00%	06/01/2053	1,755	1,805,401
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	$7,000	$7,038,732
Series 2020, Ref. RB(e)	7.50%	06/01/2043	12,965	13,636,481
Series 2021 A, Ref. RB(e)	4.13%	06/01/2043	2,770	2,309,388
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, RB(a)(b)(e)	5.45%	03/27/2035	2,250	2,238,203
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB(b)(e)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB(b)(e)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(e)	8.50%	12/01/2043	16,000	14,304,890
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	7.25%	02/01/2036	10,965	7,675,500
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	4,500	3,600,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,214,875
Series 2023 B, RB	6.00%	09/01/2053	13,000	13,832,156
				108,606,072
Wisconsin–5.61%
Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGI)(h)(i)	0.00%	12/15/2055	24,900	5,065,554
Series 2020 D, RB (INS - AGI)(h)(i)	0.00%	12/15/2055	22,555	4,727,090
Wisconsin (State of) Health & Educational Facilities Authority; Series 2025, RB	6.63%	07/01/2060	1,050	1,067,205
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	8,385	8,784,448
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	3,899,678
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,515,903
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2017, RB	5.00%	08/15/2052	14,000	13,771,674
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,950	3,791,369
Series 2019, Ref. RB	5.00%	11/01/2046	2,500	2,215,750
Series 2019, Ref. RB	5.00%	11/01/2054	10,000	8,495,891
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	3,990,716
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(e)	5.00%	09/01/2054	1,360	1,157,748
Series 2023 A, Ref. RB(e)	6.25%	10/01/2053	1,000	1,013,727
Series 2023 B, RB(e)(h)	0.00%	07/01/2062	20,510	14,921,025
Series 2023, RB(e)	6.88%	07/01/2053	1,350	1,368,523
Series 2023, RB(e)	7.00%	07/01/2058	1,000	1,013,373
Series 2023, RB	5.75%	07/01/2062	19,035	19,080,415
Series 2024, RB(e)	12.00%	05/16/2029	4,750	5,111,942
Series 2025, RB(e)(h)	0.00%	12/15/2032	5,250	3,271,650
Series 2025, RB(e)(h)	0.00%	12/15/2041	14,000	4,914,500
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(e)	6.25%	06/01/2052	7,500	7,219,586
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(c)(d)(e)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(c)(d)(e)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(c)(d)(e)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(e)(h)	0.00%	12/15/2038	21,000	9,325,787
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	1,550	1,499,625
Series 2017, RB(e)	6.75%	08/01/2031	15,590	13,992,025
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(e)(h)	0.00%	12/15/2037	4,750	2,336,207
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	5.00%	06/15/2051	$2,000	$1,560,056
Series 2021 A, RB(e)	5.00%	06/15/2056	1,400	1,065,227
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	10,500	9,667,090
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(h)	0.00%	02/01/2031	16,335	10,854,410
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.50%	06/01/2055	600	591,036
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(e)	5.88%	06/15/2054	750	705,590
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(e)	5.00%	06/01/2050	2,660	2,245,186
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(e)	5.75%	10/01/2053	5,690	5,654,580
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(c)(d)(e)	6.25%	11/01/2028	2,525	1,388,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(c)(d)(e)	6.85%	11/01/2046	34,350	18,892,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(c)(d)(e)	8.50%	11/01/2046	8,000	4,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(e)	6.13%	02/01/2048	6,620	6,462,615
Series 2020 A, RB(e)	6.13%	02/01/2050	3,305	3,207,911
Series 2022 A, RB(e)	6.13%	02/01/2050	3,580	3,474,833
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,854	3,425,846
Series 2019 A, RB	5.75%	12/01/2048	6,863	5,832,202
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(e)	5.63%	02/01/2046	3,500	3,550,785
Series 2022 B, RB(e)	6.00%	02/01/2062	6,500	6,637,514
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(h)	0.00%	09/01/2029	4,079	3,001,371
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	5.25%	06/15/2049	5,775	5,368,389
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(e)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(e)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(e)	5.25%	05/15/2047	2,240	2,058,157
Series 2017 A, Ref. RB(e)	5.25%	05/15/2052	2,300	2,046,169
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(e)	5.00%	12/15/2054	4,725	4,243,647
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(e)	5.00%	06/01/2041	3,450	3,397,463
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)	7.25%	06/01/2035	11,065	11,559,675
Series 2017, Ref. RB(b)(e)	7.13%	06/01/2041	9,840	10,239,770
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,350	3,117,311
Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,599,423
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(e)(h)	0.00%	12/15/2030	5,300	3,844,793
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(e)	4.50%	07/15/2053	1,000	844,848
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,304,717
Series 2018 A, RB	5.35%	12/01/2045	33,765	33,949,029
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	6.50%	01/01/2041	10,000	7,351,915
Series 2021 A, RB(e)	6.85%	01/01/2051	11,110	7,621,492
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(e)	6.25%	07/15/2053	160	164,162
Series 2023, RB(e)	6.50%	07/15/2063	1,175	1,216,542
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	4,947,176
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(e)	5.38%	12/15/2032	3,365	3,364,691
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2053	8,350	7,368,418
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(h)	0.00%	12/15/2034	4,250	2,395,459
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(e)	5.00%	06/15/2052	$1,000	$894,045
Series 2022, RB(e)	5.00%	06/15/2062	9,000	7,806,212
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,057,978
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021, RB(e)(h)	0.00%	01/01/2061	20,740	1,432,972
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(e)	5.00%	03/01/2052	2,300	1,898,707
Series 2020, RB(e)	5.25%	03/01/2055	6,000	5,100,328
				404,396,401
Total Municipal Obligations (Cost $8,233,421,734)				7,749,861,792
U.S. Dollar Denominated Bonds & Notes–0.03%
Puerto Rico–0.01%
AES Puerto Rico, Inc.(g)	12.50%	03/04/2026	454	440,586
Texas–0.02%
Gladieux Metals Recycling LLC	15.00%	05/08/2026	1,755	1,684,800
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,126,269)				2,125,386
			Shares
Exchange-Traded Funds–0.01%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(p)			17,000	851,618

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $16)(g)			306,528	0
TOTAL INVESTMENTS IN SECURITIES(q)–107.60% (Cost $8,236,420,629)				7,752,838,796
FLOATING RATE NOTE OBLIGATIONS–(10.43)%
Notes with interest and fee rates ranging from 2.32% to 2.67% at 05/31/2025 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059(r)				(751,505,000)
OTHER ASSETS LESS LIABILITIES–2.83%				203,672,071
NET ASSETS–100.00%				$7,205,005,867
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $231,958,027, which represented 3.22% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $234,773,126, which represented 3.26% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $1,696,948,113, which represented 23.55% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $232,902,475. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$877,166	$-	$-	$(25,548)	$-	$851,618	$9,702

(q)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $1,032,118,089 are held by TOB Trusts and serve as collateral for the $751,505,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$7,726,643,862	$23,217,930	$7,749,861,792
U.S. Dollar Denominated Bonds & Notes	—	1,684,800	440,586	2,125,386
Exchange-Traded Funds	851,618	—	—	851,618
Preferred Stocks	—	—	0	0
Total Investments in Securities	851,618	7,728,328,662	23,658,516	7,752,838,796
Other Investments - Assets
Investments Matured	—	37,105,515	1,115,156	38,220,671
Total Investments	$851,618	$7,765,434,177	$24,773,672	$7,791,059,467
Invesco High Yield Municipal Fund